Segment Reporting - Asset Information for Loans Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Loans, net	$ 105,122	$ 111,070
Other	4,025	4,193
Total assets	114,991	121,136
Federal Education Loans [Member]
Segment Reporting Information [Line Items]
Loans, net	81,703	87,730
Cash and investments	2,821	3,299
Other	2,601	2,226
Total assets	87,125	93,255
Consumer Lending Segment [Member]
Segment Reporting Information [Line Items]
Loans, net	23,419	23,340
Cash and investments	706	667
Other	1,143	1,562
Total assets	$ 25,268	$ 25,569